Cash flow disclosures	12 Months Ended
Dec. 31, 2023
Cash flow disclosures
Cash flow disclosures

29       Cash flow disclosures

	At December 31,
	2023	2022	2021
Changes in working capital
Other receivables and credits	(32,429)	(55,064)	(4,503)
Inventories	(1,551)	(3,566)	(2,767)
Other liabilities	(19,323)	989	(4,985)
	(53,303)	(57,641)	(12,255)

The most significant non-cash transactions are detailed below:

	For the year ended December 31,
	2023	2022	2021
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	(1,180)	(111)	(13)
Property, plant and equipment with an increase in Other liabilities	(124)	—	—
Right-of-use asset initial recognition with an increase in Lease liabilities (Note 14)	(5,217)	(465)	(2,407)
Concession fees paid with credit of financial re-equilibrium (Note 23)	(22,946)	(15,434)	(25,473)
Constitution/of Interest Payment Account	—	—	29,960
Other taxes paid with financial re-equilibrium	—	—	(2,438)
Compensation of trade receivables	—	27,844	—
Application of credits compensated with concession fees	(19,156)	(24,126)	—
Application of credits compensated with other liabilities	—	(3,717)	—
Income tax paid with tax certificates	(2,339)	(971)	—
Purchase of Navinten shares (Note 28)	(3,384)	—	—
Sale of Navinten shares (Note 28)	3,384	—	—
ICASGA’s compensation received through a guarantee deposit (Note 17)	(41,262)	—	—
Release of concession fee payable due to ICAGSA’s re-bidding process (Note 23)	(74,640)	—	—
Compensation of ICASGA’s re-equilibriums	5,309	—	—
Compensation of ICASGA’s monthly contribution	(3,767)	—	—
ICASGA’s compensation to be collected (Note 17)	(66,612)	—	—

29       Cash flow disclosures (Cont).

Reconciliation of debt:

According to the IAS 7, the movements in the debt of the year that impact on the cash flow as part of the financing activities are detailed below:

	Bank and financial
	borrowings	Notes	Bank overdrafts	Total
Values at the beginning of the year	478,904	986,533	—	1,465,437
Proceeds from borrowings	81,900	1,682	4,264	87,846
Loans and interest paid	(202,341)	(78,455)	(3,470)	(284,266)
Debt renegotiation expenses	—	(110)	—	(110)
Effects of exchange rate changes and inflation adjustment	11,219	(20,452)	(2,141)	(11,374)
Other non-cash movements *	22,557	51,739	1,408	75,704
Balances as of December 31, 2023	392,239	940,937	61	1,333,237

	Bank and financial
	borrowings	Notes	Banks overdrafts	Total
Values at the beginning of the year	612,269	827,334	—	1,439,603
Proceeds from borrowings	143,388	210,762	17,801	371,951
Loans and interest paid	(321,435)	(101,757)	(16,970)	(440,162)
Debt renegotiation expenses	(1,282)	(729)	—	(2,011)
Effects of exchange rate changes and inflation adjustment	(7,518)	(10,504)	(1,015)	(19,037)
Other non-cash movements *	53,482	61,427	184	115,093
Balances as of December 31, 2022	478,904	986,533	—	1,465,437

	Bank and financial
	borrowings	Notes	Banks overdrafts	Total
Values at the beginning of the year	664,337	680,480	—	1,344,817
Proceeds from borrowings	185,465	181,079	—	366,544
Loans and interest paid	(258,615)	(94,332)	—	(352,947)
Debt renegotiation expenses	(2,204)	(18,235)	—	(20,439)
Effects of exchange rate changes and inflation adjustment	(38,450)	(4,592)	—	(43,042)
Other non-cash movements *	61,736	82,934	—	144,670
Balances as of December 31, 2021	612,269	827,334	—	1,439,603

* This line mainly includes interest accrued.